CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings for the year	$ 13,955	$ 1,159
Items not affecting cash:
Share-based compensation	3,636	3,003
Depreciation, depletion and amortization	24,527	28,863
Impairment (reversal of impairment) of non-current assets, net	(16,791)	424
Deferred income tax expense (recovery)	12,252	(5,206)
Unrealized foreign exchange loss (gain)	(176)	(1,032)
Finance costs	985	1,357
Write off of mineral properties	715	0
Write down of warehouse inventory	894	0
Write down of inventory to net realizable value	272	405
Loss (gain) on asset disposal	(5,914)	86
Loss (gain) on other investments	(2,117)	(233)
Net changes in non-cash working capital	(8,776)	10,138
Cash from operating activities	23,462	38,964
Investing activities
Proceeds on disposal of property, plant and equipment	10,113	190
Mineral property, plant and equipment	(54,092)	(25,539)
Purchase of short term investments	(3,307)	(5,497)
Proceeds from disposal of marketable securities	9,288	1,032
Redemption of (investment in) non-current deposits	(8)	0
Cash used in investing activities	(38,006)	(29,814)
Financing activities
Repayment of loans payable	(3,563)	(3,229)
Repayment of lease liabilities	(179)	(183)
Interest paid	(668)	(918)
Public equity offerings	59,998	26,367
Exercise of options	4,719	6,910
Share issuance costs	(1,293)	(1,112)
Deferred financing costs	0	(294)
Performance share unit redemption	(2,363)	0
Cash from financing activities	56,651	27,541
Effect of exchange rate change on cash and cash equivalents	113	1,024
Increase in cash and cash equivalents	42,107	36,691
Cash and cash equivalents, beginning of the year	61,083	23,368
Cash and cash equivalents, end of the year	$ 103,303	$ 61,083